General and administrative expense - Summary of Detailed Information About General and Administrative Expenses (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Depreciation of property, plant and equipment		€ 20,347	€ 16,727
Depreciation of right-of-use assets		8,537	6,710	€ 3,408
Amortization of intangible assets		3,635	3,691
Legal, accounting and consulting fees				640
Total		98,957	323,358	329,297
General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses		42,796	65,089	105,025
Depreciation of property, plant and equipment		257	185	206
Depreciation of right-of-use assets		5,949	5,676	3,175
Amortization of intangible assets		723	577	97
IT costs		4,037	3,307	1,625
Housing and facility costs		764	490	337
Travelling costs		942	398	7
Legal, accounting and consulting fees		32,908	73,867	208,945
Insurance costs		4,276	7,164	397
Other costs		6,305	7,891	9,483
Share-based payment expenses - SPAC Transaction	€ 158,714	0	158,714	0
Total		€ 98,957	€ 323,358	€ 329,297